EQUIPMENT, NET	12 Months Ended
Oct. 31, 2011
Notes to Financial Statements
EQUIPMENT, NET

NOTE 5. EQUIPMENT, NET

Equipment, net comprises of the following:

	Estimated
	Useful Lives	October 31, 2011	October 31, 2010

Mining and other equipment	3 years	$414,647	$-
Less: accumulated depreciation		(2,577)	-
		$412,070	$-

Depreciation expense for the year ended October 31, 2011 and the period from inception of March 25, 2010 to October 31, 2011 was $2,577 and $0, respectively.